Write-Downs of Long-Lived Assets (Tables)	12 Months Ended
Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Long-Lived Assets Classified as Held for Sale
As of March 31, 2022 and 2023, the long-lived assets and liabilities associated with those assets classified as held for sale in the accompanying consolidated balance sheets are as follows.

	Millions of yen
	2022	2023
Investment in operating leases	¥35,061	¥13,104
Property under facility operations	8,376	10
Office facilities	1,375	55
Other assets	1,556	0
Other liabilities	1,761	0

Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets
During fiscal 2021, 2022 and 2023, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥3,020 million, ¥35,666 million and ¥2,297 million, respectively, which are reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

Fiscal Year ended March 31, 2021	Write-downs of the assets held for sale		Write-downs due to decline in estimated future cash flows
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Office buildings	¥0	—	¥331	1
Commercial facilities other than office buildings	1,067	5	189	1
Condominiums	0	—	64	2
Land undeveloped or under construction	0	—	98	2
Others*	0	—	1,271	—

Total	¥1,067	—	¥1,953	—

Fiscal Year ended March 31, 2022	Write-downs of the assets held for sale		Write-downs due to decline in estimated future cash flows
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Commercial facilities other than office buildings	¥858	3	¥11	1
Condominiums	13	2	83	49
Others*	11,878	—	22,823	—

Total	¥12,749	—	¥22,917	—

Fiscal Year ended March 31, 2023	Write-downs of the assets held for sale		Write-downs due to decline in estimated future cash flows
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Office buildings	¥0	—	1,535	2
Commercial facilities other than office buildings	0	—	51	2
Condominiums	2	1	15	19
Others*	241	—	453	—

Total	¥243	—	¥2,054	—

*
For the “Others”, the numbers of properties are omitted. Write-downs of long-lived assets for fiscal 2021 include write-downs of ¥1,099 million of hotels. Write-downs of long-lived assets for fiscal 2022 include write-downs of ¥31,205 million of property under facility operations and others held by subsidiaries, of which ¥19,564 million related to write-downs of two coal-biomass co-fired
power plants, and ¥2,331 million of two aircraft.